Trade and Other Receivables and Prepayments (Details)	12 Months Ended
	Feb. 28, 2026	Feb. 28, 2025
Trade and Other Receivables and Prepayments [Abstract]
Average term of finance leases	5 years	5 years
Recognized loss allowance against aged receivables	100.00%	100.00%
Extended average credit period	30 days	30 days